UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund

National Portfolio

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.7%
Long-Term Municipal Bonds - 97.8%
Alabama - 1.8%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/29	$4,000	$4,100,920
Jefferson Cnty AL GO
AGM Series 2004
5.50%, 1/01/21	1,000	991,860
Series 04A
5.25%, 1/01/18-1/01/23	3,900	3,388,413
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Prerefunded/ETM)	375	407,400
FGIC Series 02B
5.00%, 2/01/41 (Prerefunded/ETM)	625	685,462
Montgomery AL BMC Spl Care
Series 04C
5.25%, 11/15/29 (Prerefunded/ETM)	2,190	2,515,215
Univ of Alabama at Birmingham Hosp
Series 08A
5.75%, 9/01/22 (a)	3,000	3,231,120

		15,320,390

Arizona - 2.1%
Arizona Hlth Fac Auth (Phoenix Childrens Hospital)
1.20%, 2/01/42 (b)	3,850	3,475,549
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,240	943,752
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,554	2,575,479
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,750	1,828,698
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	2,889,663

Queen Creek AZ ID #1
5.00%, 1/01/26	1,900	1,769,508
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/23	3,685	3,592,838
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	449	426,716

		17,502,203

California - 7.2%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	6,390	6,958,774
California GO
5.125%, 2/01/28 (Prerefunded/ETM)	1,500	1,728,315
5.25%, 4/01/30	15	14,581
AGM Series 03
5.00%, 2/01/29	1,445	1,441,489
AMBAC
5.00%, 4/01/27	3,705	3,592,664
California Statewide CDA (Enloe Med Ctr)
5.50%, 8/15/23	80	81,746
6.25%, 8/15/28	1,715	1,790,940
Series A
5.375%, 8/15/20	510	525,285
Golden St Tobacco Sec CA
XLCA Series 03B
5.50%, 6/01/33 (Prerefunded/ETM)	2,000	2,269,160
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	9,457,145
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	18,663,640
Manteca CA USD GO
NPFGC Series 01
Zero Coupon, 9/01/31	11,910	3,169,608
Ontario CA Redev Fin Auth
NPFGC Series 93
5.80%, 8/01/23 (Prerefunded/ETM)	1,000	1,107,100
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,910	1,872,850
San Diego Cnty CA Wtr Auth (San Diego Cnty CA Wtr)
AGM Series 08A
5.00%, 5/01/25	3,000	3,230,580

San Diego Gas & Elec Company
Series 96A
5.30%, 7/01/21	4,000	4,387,920

		60,291,797

Colorado - 2.2%
Colorado Ed Cul Fac Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	490	427,030
Colorado HFA SFMR (Colorado HFA)
Series 99A-2
6.45%, 4/01/30	445	476,577
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,200	2,201,582
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	672,460
Northwest Pkwy Pub Hwy Auth Co.
AGM Series 01C
5.80%, 6/15/25 (Prerefunded/ETM) (c)	9,000	9,869,310
Park Creek Met Dist Co.
Series 05
5.50%, 12/01/30	1,900	1,766,392
PV Wtr & San Met Dist Co.
Series 06
Zero Coupon, 12/15/17 (d)	3,122	1,636,615
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr COP)
6.125%, 12/01/22	1,210	668,271
Todd Creek Farms Met Dist #1 Co. (Todd Creek Farms Met Wtr)
Series 04
6.125%, 12/01/19 (d)	820	406,696

		18,124,933

Connecticut - 0.1%
Connecticut Hlth & Ed Fac Auth (Griffin Hospital)
RADIAN Series 05B
5.00%, 7/01/23	750	711,990

District Of Columbia - 3.9%
District of Columbia (Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	747,580
District of Columbia GO
AGM Series 2007C
5.00%, 6/01/23	10,980	11,779,783

District of Columbia Tax Incr
5.25%, 12/01/26	9,600	10,723,872
District of Columbia Wtr & Swr Auth
Series 2008A
5.00%, 10/01/23	4,125	4,458,754
Washington DC Conv Ctr Ded Tax
AMBAC
5.00%, 10/01/23	5,000	5,142,200

		32,852,189

Florida - 11.2%
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	1,005	991,513
Bonnet Creek Resort CDD FL
Series 02
7.25%, 5/01/18	4,000	3,540,480
Capital Trust Agy FL (Cargo Acquisition Group)
Series 02
6.25%, 1/01/19	470	446,881
Series 03
5.75%, 1/01/32	2,000	1,577,740
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	705	705,423
Concorde Estates CDD FL
Series 04B
5.00%, 5/01/11 (d)(e)	700	224,875
Crossings at Fleming Is CDD FL
Series 00C
7.05%, 5/01/15	1,375	1,377,860
7.10%, 5/01/30	2,240	2,120,406
Dade Cnty FL HFA MFHR (Golden Lakes Apts)
Series 97A
6.00%, 11/01/32	250	249,950
6.05%, 11/01/39	750	749,827
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (d)(e)	1,445	463,917
Series 02B
6.625%, 5/01/33 (d)(e)	620	199,107
Florida HFC MFHR (Mystic Pointe II Apts)
Series 00
6.30%, 12/01/41	1,165	1,181,182

Florida HFC MFHR (Sable Chase Apts)
AGM Series 00
6.00%, 5/01/40	3,650	3,688,143
Florida HFC MFHR (Spring Harbor Apts)
Series 99C-1
5.90%, 8/01/39	2,465	2,336,746
Florida HFC MFHR (Waverly Apts)
AGM Series 00C-1
6.50%, 7/01/40	2,790	2,827,051
Highlands Cnty FL Hlth Facs Auth
Series 01A
6.00%, 11/15/31 (Prerefunded/ETM)	2,000	2,193,660
Hollywood FL Cmnty Redev Agy (Beach CRA)
XLCA
5.00%, 3/01/24	5,000	4,935,200
Indian Trace Dev Dist FL
NPFGC Series 05
5.00%, 5/01/22-5/01/23	2,480	2,440,994
Jacksonville FL EDC (Mayo Clinic Jacksonville)
Series 01C
5.50%, 11/15/36	6,750	6,895,868
Jacksonville FL Excise Tax
AMBAC Series 02B
5.00%, 10/01/26	3,925	4,008,014
Lee Cnty FL HFA SFMR (Lee Cnty FL HFA)
Series 00A-1
7.20%, 3/01/33	70	71,931
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 00A
6.00%, 10/01/32	9,500	9,691,520
Manatee Cnty FL HFA SFMR (Manatee Cnty FL HFA)
Series 99
6.25%, 11/01/28	195	198,947
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	2,545	2,012,255
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
Series 01A
6.80%, 11/15/31	5,100	4,739,532
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL)
Series 08A
5.20%, 4/01/24	2,500	2,570,075

Miami-Dade Cnty FL HFA SFMR (Miami-Dade Cnty FL HFA)
Series 00A-1
6.00%, 10/01/32	530	543,515
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	5,595	5,391,174
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,060	818,468
No Palm Beach Cnty FL ID #43
6.125%, 8/01/31 (Prerefunded/ETM)	1,000	1,089,780
Orange Cnty FL HFA MFHR (Loma Vista Apts)
Series 99G
5.50%, 3/01/32	2,000	1,860,040
Orlando FL Spl Assmt Conroy Rd
Series 98A
5.80%, 5/01/26	3,250	3,070,112
Palm Beach Cnty FL
6.10%, 8/01/21	60	56,870
6.10%, 8/01/21 (Prerefunded/ETM)	510	555,594
Pasco Cnty FL HFA MFHR (Pasco Woods Apts)
Series 99A
5.90%, 8/01/39	3,620	3,431,651
Pier Park CDD FL
Series 02-1
7.15%, 5/01/34	3,245	2,680,824
Preserve at Wilderness CDD FL
Series 02A
7.10%, 5/01/33	1,405	1,315,628
Tampa FL (Univ of Tampa FL)
RADIAN Series 02
5.625%, 4/01/32	3,175	3,137,090
Tara CDD FL
Series 00A
7.15%, 5/01/31	1,715	1,462,089
Village Ctr CDD FL
NPFGC
5.125%, 10/01/28	1,000	894,210
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ)
Series 99A
5.75%, 10/15/29	2,000	2,001,560
West Palm Beach CDD FL
5.00%, 3/01/25-3/01/29	3,640	3,175,074

		93,922,776

Illinois - 7.3%
Chicago IL Brd of Ed GO
AGM Series 07
5.00%, 12/01/24	15,000	15,874,800
Chicago IL GO
Series 08A
5.25%, 1/01/23	10,000	10,896,800
Chicago IL HFA SFMR (Chicago IL HFA)
Series 98A
6.45%, 9/01/29	180	187,200
Series 98C-1
6.30%, 9/01/29	140	145,600
Series 99 A
6.35%, 10/01/30	185	194,250
Series 99C
7.05%, 10/01/30	40	42,000
Chicago IL O’hare Intl Arpt (O’hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	5,100	5,168,034
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,750	1,589,683
Chicago IL Sales Tax
AGM Series 05
5.00%, 1/01/25	6,905	7,159,518
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	2,555	2,320,425
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,411	1,911,441
Hampshire IL SSA
5.80%, 3/01/26	2,330	1,919,943
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	750	639,938
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30 (c)	7,000	7,146,860
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,317	1,969,774
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A
5.25%, 6/15/42	3,500	3,562,370

		60,728,636

Indiana - 1.2%
Franklin Twp IN Sch Bldg Corp.
AMBAC
5.00%, 7/15/21-7/15/22	6,625	6,906,937
Hendricks Cnty IN GO
5.50%, 7/15/23	1,165	1,252,433
Indiana Dev Fin Auth (Inland Steel Company)
Series 97
5.75%, 10/01/11	1,825	1,868,891

		10,028,261

Iowa - 0.0%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	240	249,684

Kansas - 0.1%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,260	1,108,548

Louisiana - 3.3%
DE Soto Parish LA PCR (International Paper Company)
Series A-2
5.00%, 10/01/12	2,200	2,259,928
Lafayette LA Communications
XLCA
5.25%, 11/01/20-11/01/23	8,765	9,208,618
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,079,376
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	620	579,433
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	715	737,758
New Orleans LA GO
NPFGC Series 05
5.00%, 12/01/29	3,990	3,810,929
5.25%, 12/01/21	4,495	4,598,745
RADIAN
5.00%, 12/01/18-12/01/19	4,140	4,258,113
RADIAN Series A
5.00%, 12/01/22	1,060	1,070,186

		27,603,086

Maryland - 0.9%
Maryland CDA SFMR (Maryland CDA)
Series 00A
6.10%, 7/01/38	6,285	6,297,507
Maryland Ind Dev Fin Auth (Medical Waste Assoc LP)
Series 89
8.75%, 11/15/10 (d)(e)	1,225	1,147,592

		7,445,099

Massachusetts - 2.6%
Massachusetts Dev Fin Agy (Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	6,035	4,993,057
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Prerefunded/ETM)	5,000	5,559,350
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	5,800	5,797,680
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	1,376,832
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
NPFGC Series 08
5.375%, 2/01/26	1,250	1,250,413
Massachusetts Port Auth
Series 99D
6.00%, 7/01/29	2,325	2,339,973

		21,317,305

Michigan - 3.5%
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	9,980	10,187,983
Kalamazoo MI Fin Auth
FGIC Series 94A
9.718%, 6/01/11 (Prerefunded/ETM) (a)(f)	1,440	1,445,731
Kent MI Hosp Fin Auth (Kent Metropolitan Hospital)
Series 05A
5.75%, 7/01/25	710	610,302
Michigan HDA MFHR (Michigan HDA)
AMBAC Series 97A
6.10%, 10/01/33	330	330,030

Michigan Hosp Fin Auth
Series 01
5.625%, 11/15/36 (Prerefunded/ETM)	2,650	2,894,065
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 00A
6.00%, 12/01/27	4,515	4,606,294
Plymouth MI Ed Ctr Charter Sch
Series 05
5.375%, 11/01/30	2,000	1,475,640
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
Series 00F
6.50%, 7/01/30	2,290	2,308,503
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	5,215	5,323,889

		29,182,437

Minnesota - 0.9%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,356,413
Shakopee MN Hlthcare Fac (St. Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	2,700	2,662,794
St. Paul MN Hsg & Redev Auth (Healtheast)
Series 05
6.00%, 11/15/25	1,000	937,870
Western MN Mun Pwr Agy
AGM
5.00%, 1/01/17	2,300	2,508,610

		7,465,687

Missouri - 2.1%
Kansas City MO IDA Arpt (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	1,945	1,656,440
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	14,000	14,300,160
Missouri Dev Fin Brd (Crackerneck Creek MO Tax Alloc)
Series 05C
5.00%, 3/01/26	1,000	997,770
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	650	606,489

		17,560,859

Nevada - 7.1%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.125%, 9/01/29	4,800	4,131,648
Clark Cnty NV Airport PFC (Mccarran Airport)
5.25%, 7/01/18	9,090	9,887,648
Clark Cnty NV GO
AMBAC Series 2006
5.00%, 11/01/23	13,250	13,977,558
Clark Cnty NV SD GO
NPFGC-RE
5.00%, 6/15/22	5,720	5,973,053
Las Vegas NV Wtr Dist
NPFGC-RE Series 05
5.00%, 6/01/27	5,000	5,116,950
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	5,800	6,071,034
Nevada Sys Hgr Ed (Univ of Nevada)
AMBAC Series 2005B
5.00%, 7/01/26	6,715	6,925,985
AMBAC Series B
5.00%, 7/01/25	6,985	7,230,173

		59,314,049

New Hampshire - 1.0%
New Hampshire Bus Fin Auth (Public Service New Hampshire)
Series 93E
6.00%, 5/01/21	4,000	4,049,720
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,699,942
New Hampshire Hlth & Ed Fac Auth (Dartmouth Hitchcock Oblig Grp)
AGM Series 02
5.50%, 8/01/27	2,250	2,300,917

		8,050,579

New Jersey - 1.7%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/27	5,175	4,972,244
New Jersey Ed Fac Auth
AMBAC Series 02A
5.125%, 9/01/22 (Prerefunded/ETM)	2,500	2,778,700

New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	6,200	6,584,958

		14,335,902

New Mexico - 1.4%
Clayton NM Jail Proj
CIFG
5.00%, 11/01/25-11/01/27	13,095	11,682,027

New York - 2.9%
Erie Cnty NY IDA (Buffalo NY SD GO)
AGM Series 04
5.75%, 5/01/25-5/01/26	5,100	5,450,495
New York NY GO
5.25%, 9/01/23	5,000	5,472,700
Series 03A
5.50%, 8/01/21	5,000	5,384,200
Series 04G
5.00%, 12/01/23	895	946,373
Series 1
5.75%, 3/01/17	420	459,795
Series 2007
5.00%, 1/01/23	1,000	1,060,450
New York NY IDA (Lycee Francais)
ACA Series 02C
6.80%, 6/01/28	2,500	2,666,050
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,760	1,767,990
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	1,200	1,262,916
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (d)(e)	1,188	3,564

		24,474,533

North Carolina - 0.2%
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM Series 08
5.25%, 6/01/22	920	1,008,909
North Carolina Eastern Mun Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,054,960

		2,063,869

North Dakota - 0.2%
Ward Cnty ND Hlth Care Fac (Trinity Health)
Series 2006
5.125%, 7/01/18-7/01/20	2,065	1,984,021

Ohio - 3.2%
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,835	2,984,603
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	5,964,200
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	8,400	8,420,832
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.25%, 12/01/32	1,440	1,446,610
Toledo-Lucas Cnty OH Port Auth (CSX Corporation, Inc.)
Series 92
6.45%, 12/15/21	6,730	7,499,104

		26,315,349

Oregon - 0.6%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	2,995	2,826,951
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
Series 02B
5.45%, 7/01/32	1,945	1,922,574

		4,749,525

Pennsylvania - 2.5%
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University)
Series 02
5.50%, 3/01/28	5,665	5,807,588
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	4,200	3,769,584
Ephrata Area SD PA GO
FGIC Series 05
5.00%, 3/01/22 (Prerefunded/ETM)	2,565	2,977,785
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	2,000	1,939,080

Pennsylvania IDA (Pennsylvania IDA Econ Dev)
Series 08A
5.50%, 7/01/23	3,940	4,238,928
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,030	830,201
South Central Gen Auth PA
NPFGC Series 01
5.25%, 5/15/31 (Prerefunded/ETM)	685	710,646
Susquehanna PA Arpt Fac (Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	480	362,477

		20,636,289

Puerto Rico - 2.4%
Puerto Rico Elec Pwr Auth
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded/ETM)	6,935	7,756,243
Puerto Rico GO
5.25%, 7/01/23	1,700	1,693,438
Series 01A
5.50%, 7/01/19	1,000	1,037,120
Series 03A
5.25%, 7/01/23	500	502,450
Series 04A
5.25%, 7/01/19	2,880	2,925,129
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	522,035
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,072,061
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19-6/01/20	4,460	4,409,989

		19,918,465

Rhode Island - 0.6%
Rhode Island EDC (Providence Place Mall)
RADIAN Series 00
6.125%, 7/01/20	5,500	5,321,140

South Carolina - 1.6%
Dorchester Cnty SC SD #2 Lease
5.00%, 12/01/29	400	412,332
Series 06
5.00%, 12/01/30	1,500	1,507,650

Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
Series 05
5.00%, 12/01/27-12/01/30	6,675	6,846,205
SCAGO Edl Facs Corp. (Calhoun Sch Proj)
RADIAN
5.00%, 12/01/21	5,245	4,562,888

		13,329,075

Tennessee - 0.3%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,990	1,898,699
5.25%, 9/01/26	275	259,295

		2,157,994

Texas - 12.0%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	1,290	1,400,218
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	475	436,530
Camino Real Regl Mob Auth TX
5.00%, 2/15/21-2/15/22	4,270	4,199,380
Series 2008
5.00%, 8/15/21	1,790	1,763,776
Corpus Christi TX Gen Arpt
AGM Series 00B
5.375%, 2/15/30	7,100	7,241,432
Dallas Fort Worth TX Intl Arpt
NPFGC-RE Series 01
5.50%, 11/01/35	13,400	13,253,136
Ector Cnty TX ISD GO
5.25%, 8/15/27	160	168,413
El Paso Cnty TX Hosp Dist GO
Series 2008A
5.00%, 8/15/23	5,000	5,343,500
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	535	497,010
Grapevine TX Arpt Fac (Cargo Acquisition Group)
6.50%, 1/01/24	990	914,938
Guad Blanco River Auth TX
NPFGC Series 04A
5.00%, 8/15/24	1,895	1,937,903
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	730	732,687

Houston TX IDC (Cargo Acquisition Group)
Series 02
6.375%, 1/01/23	3,000	2,770,230
Laredo TX ISD Lease
AMBAC Series 04A
5.00%, 8/01/24	1,000	1,016,540
Magnolia TX ISD GO
5.00%, 8/15/20	6,165	6,858,932
North Texas Hgr Ed Auth
AGM Series 07
5.00%, 9/01/24	1,000	1,003,090
San Antonio TX Elec & Gas
Series 08
5.00%, 2/01/26	6,830	7,370,936
Series 2005
5.00%, 2/01/25	5,000	5,289,250
Series 2006A
5.00%, 2/01/22	6,495	7,017,718
Series 2009A
5.25%, 2/01/24	3,260	3,656,872
San Antonio TX GO
Series 02
5.00%, 2/01/22-2/01/23	4,545	4,733,465
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28	1,000	832,280
Texas Turnpike Auth (Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	9,500	9,269,530
Tyler TX Hlth Fac Dev Corp.
Series 01
6.00%, 7/01/31 (Prerefunded/ETM)	3,900	4,333,680
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	2,000	1,844,640
Wichita TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,389,280

		100,275,366

Utah - 0.3%
Intermountain Pwr Agy UT
Series 2008A
5.25%, 7/01/23	2,750	2,916,100

Virgin Islands - 1.0%
Virgin Islands Pub Fin Auth (Virgin Islands PFA Gr Receipts)
AGM Series 03
5.00%, 10/01/13-10/01/14	2,025	2,184,310
5.25%, 10/01/15-10/01/17	5,460	5,771,598

		7,955,908

Virginia - 0.4%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	562	561,882
Broad Street CDA VA
Series 03
7.50%, 6/01/33	3,000	2,691,600

		3,253,482

Washington - 6.7%
Energy Northwest WA (Bonneville Power Admin)
AMBAC
5.00%, 7/01/21	11,470	12,000,373
Series 2006
5.00%, 7/01/24	4,055	4,365,289
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.25%, 6/01/26	4,000	4,298,760
Series 2009
5.00%, 6/01/27	615	645,344
King Cnty WA SD #414 GO
NPFGC
5.00%, 12/01/24	4,500	4,858,335
Spokane WA GO
AMBAC
5.00%, 12/01/22	7,940	8,585,125
Tacoma WA Refuse Util
XLCA Series 06
5.00%, 12/01/18	3,615	3,826,730
Washington St GO
AMBAC
5.00%, 1/01/24	5,000	5,353,100
NPFGC-RE Series 2008D
5.00%, 1/01/27	6,380	6,773,582
Series 2008D
5.00%, 1/01/26	5,000	5,385,250

		56,091,888

West Virginia - 0.3%
Fairmont WV St College
NPFGC-RE Series 02A
5.375%, 6/01/27	2,500	2,569,100

Wisconsin - 1.0%
Milwaukee WI (Cargo Acquisition Group)
Series 02
6.50%, 1/01/25	2,095	1,917,428
Wisconsin Hlth & Ed Fac Auth
NPFGC
5.25%, 8/15/20	5,000	4,897,050
Wisconsin Hlth & Ed Fac Auth (Bell Tower Residence)
Series 05
5.00%, 7/01/25	1,270	1,171,283

		7,985,761

Total Long-Term Municipal Bonds (cost $821,072,692)		816,796,302

Short-Term Municipal Notes - 0.9%
Colorado - 0.5%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.23%, 2/01/35 (g)	500	500,000
Colorado Hlth Fac Auth (North Colorado Med Ctr)
0.21%, 5/15/24 (g)	3,800	3,800,000

		4,300,000

Florida - 0.0%
Lee Memorial Hlth Sys FL
0.20%, 4/01/33 (g)	400	400,000

Mississippi - 0.4%
Jackson Cnty MS PCR (Chevron Corporation)
0.16%, 6/01/23 (g)	3,000	3,000,000

Total Short-Term Municipal Notes (cost $7,700,000)		7,700,000

Total Investments - 98.7% (cost $828,772,692) (h)		824,496,302
Other assets less liabilities - 1.3%		11,051,171

Net Assets - 100.0%		$835,547,473

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$4,745	2/12/12	SIFMA	*	3.548%	$287,433
Merrill Lynch	6,300	10/21/16	SIFMA	*	4.128%	670,161
Merrill Lynch	2,500	7/30/26	SIFMA	*	4.090%	(252,129)
Merrill Lynch	2,500	11/15/26	4.377%		SIFMA *	(336,404)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of January 31, 2010.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2010.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,381,690 and gross unrealized depreciation of investments was $(24,658,080), resulting in net unrealized depreciation of $(4,276,390).

As of January 31, 2010, the Portfolio held 45.2% of net assets in insured bonds (of this amount 7.9% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAN	-	Bond Anticipation Note
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corporation
ISD	-	Independent School District
LP	-	Limited Partnership
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
USD	-	Unified School District

AllianceBernstein Municipal Income Fund – National Portfolio

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$816,796,302	$—	$816,796,302
Short-Term Municipal Notes	—	7,700,000	—	7,700,000

Total Investments in Securities	—	824,496,302	—	824,496,302

Other Financial Instruments*:
Assets	—	957,594	—	957,594
Liabilities	—	(588,533)	—	(588,533)

Total	$—	$824,865,363	$—	$824,865,363

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

New York Portfolio

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 94.6%
New York - 77.4%
Albany NY IDA (St Peters Hospital)
Series A
5.75%, 11/15/22	$795	$809,389
Cattaraugus Cnty NY IDA
Series 00A
6.50%, 7/01/30 (Prerefunded/ETM)	1,000	1,045,730
Cortland Cnty NY IDA (Cortland Memorial Hospital)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,553,714
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,464,705
Erie Cnty NY GO
NPFGC Series 05A
5.00%, 12/01/20	5,990	6,107,823
Erie Cnty NY IDA (Buffalo NY SD GO)
AGM Series 04
5.75%, 5/01/25	1,400	1,499,750
Glen Cove NY IDA
Series 92B
Zero Coupon, 10/15/19 (Prerefunded/ETM)	11,745	8,436,668
Hempstead NY IDA (Adelphi Univ)
Series 02
5.50%, 6/01/32	1,000	1,014,510
Herkimer Cnty NY IDA (Herkimer Cnty NY CC Stud Hsg)
Series 00
6.50%, 11/01/30	2,000	1,995,220
Long Island Pwr Auth NY
AGM Series 01A
5.25%, 9/01/28 (Prerefunded/ETM)	10,000	10,763,700
NPFGC-RE Series 06A
5.00%, 12/01/19-12/01/24	8,300	8,740,302

Metropolitan Trnsp Auth NY
Series 02
5.25%, 11/15/31	5,000	5,090,200
Series 02A
5.125%, 11/15/31	5,500	5,581,400
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
NPFGC
5.00%, 11/15/18-11/15/21	11,890	12,870,007
Series A
5.25%, 11/15/30	10,000	10,198,700
Monroe Cnty NY IDA MFHR (Southview Towers Apts)
Series 00
6.25%, 2/01/31	1,130	1,141,594
Montgomery Cnty NY IDA (New York St BOCES Prog)
XLCA Series 05A
5.00%, 7/01/24	1,500	1,449,105
Nassau Cnty NY IDA (Amsterdam at Harborside)
6.50%, 1/01/27	1,000	952,700
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	10,084,200
New York NY GO
5.00%, 1/01/21	5,000	5,358,400
AGM Series 04E
5.00%, 11/01/21	4,000	4,258,200
Series 01B
5.50%, 12/01/31	5	5,144
5.50%, 12/01/31 (Prerefunded/ETM)	11,995	13,070,952
Series 03
5.75%, 3/01/15 (Prerefunded/ETM)	2,350	2,697,518
Series 04G
5.00%, 12/01/23	3,225	3,410,115
Series 04I
5.00%, 8/01/21	11,400	12,076,248
Series 05J
5.00%, 3/01/24	5,000	5,234,600
Series 1
5.75%, 3/01/17	420	459,795
XLCA Series 04I
5.00%, 8/01/18	10,000	10,761,000
New York NY HDC MFHR (New York NY HDC)
NPFGC-RE Series 05P6-A
5.00%, 7/01/19	10,000	10,536,600

Series 01C-2
5.40%, 11/01/33	3,030	3,033,727
Series 02A
5.50%, 11/01/34	1,250	1,249,550
New York NY Hlth & Hosp Corp.
AGM Series 02A
5.125%, 2/15/23	1,500	1,529,970
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,823,120
New York NY IDA (Airis JFK 1 LLC)
Series 01A
5.50%, 7/01/28	9,000	6,535,260
New York NY IDA (Brooklyn Navy Yard Cogen)
Series 97
5.75%, 10/01/36	3,000	2,127,330
New York NY IDA (Lycee Francais)
ACA Series 02C
6.80%, 6/01/28	2,500	2,666,050
New York NY IDA (Magen David Yeshivah)
ACA Series 02
5.70%, 6/15/27	1,600	1,374,000
New York NY IDA (Spence School)
5.20%, 7/01/34	3,155	3,206,237
New York NY IDA (Staten Island Univ Hospital)
Series 01B
6.375%, 7/01/31	1,905	1,759,877
New York NY IDA (Terminal One Group Assn)
Series 05
5.50%, 1/01/24 (a)	800	804,968
New York NY Mun Wtr Fin Auth
5.00%, 6/15/27	5,600	6,001,968
Series 03A
5.00%, 6/15/27	1,000	1,043,330
Series CC 2008
5.125%, 6/15/30	10,300	10,906,155
New York NY TFA Bldg Aid
NPFGC-RE
5.00%, 7/15/21	7,000	7,447,160
New York NY Trnsl Fin Auth
5.00%, 11/01/24	5,000	5,368,100
NPFGC Series 03D
5.25%, 2/01/18	10,000	10,949,200
Series 00B
6.00%, 11/15/29 (Prerefunded/ETM)	6,000	6,159,720

Series 02A
5.50%, 11/01/26 (b)	5,000	5,383,500
New York NY Trst for Cult Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	14,000	14,261,380
New York St Dormitory Auth
Series 02
5.00%, 7/01/32 (Prerefunded/ETM)	4,000	4,410,480
Series 02-34
5.20%, 2/01/32 (Prerefunded/ETM)	3,965	4,555,032
Series 04A
5.25%, 7/01/21 (Prerefunded/ETM)	575	671,249
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	1,900	1,999,047
New York St Dormitory Auth (Cornell Univ)
5.00%, 7/01/25	2,465	2,730,037
New York St Dormitory Auth (Eger Hlth and Rehab Ctr)
Series 00
6.10%, 8/01/37	2,630	2,704,455
New York St Dormitory Auth (Leake and Watts Svcs)
NPFGC Series 04
5.00%, 7/01/22-7/01/23	3,275	3,371,799
New York St Dormitory Auth (Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	3,515	3,725,689
New York St Dormitory Auth (Memorial Sloan-Kettering Ctr)
NPFGC Series 03A
5.00%, 7/01/22	5,000	5,183,600
New York St Dormitory Auth (Montefiore Medical Center)
NPFGC-RE Series 04
5.00%, 8/01/23	4,995	5,244,450
New York St Dormitory Auth (Mount Sinai-NYU Health Sys)
Series 00
6.50%, 7/01/25	4,000	4,080,080
New York St Dormitory Auth (New York St BOCES Prog)
AGM Series 04
5.00%, 8/15/23	3,175	3,269,552
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/27	2,350	2,508,038
Series 07A
5.00%, 7/01/22	1,200	1,185,756

New York St Dormitory Auth (New York Univ)
NPFGC-RE Series 04A
5.00%, 7/01/24	2,240	2,345,370
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	1,405	1,436,584
New York St Dormitory Auth (NYU Hosp Center)
Series B
5.25%, 7/01/24	765	764,197
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,245,630
New York St Dormitory Auth (Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	998,160
New York St Dormitory Auth (Rochester Inst of Technology)
5.75%, 7/01/24	5,165	5,677,213
New York St Dormitory Auth (SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	949,610
New York St Dormitory Auth (Univ of Rochester)
Series 04A
5.25%, 7/01/23-7/01/24	1,250	1,302,562
New York St Dormitory Auth (Westchester Cnty NY Lease Court)
Series 06A
5.00%, 8/01/17	9,510	10,624,762
New York St Energy Res & Dev Auth (Long Island Lighting Company)
Series 95A
5.30%, 8/01/25	7,500	7,523,025
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	792	2,376
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	9,000	9,006,840
Series 01-31A
5.30%, 10/01/31	8,500	8,370,205
Series 82
5.65%, 4/01/30	2,590	2,657,521
New York St Pwr Auth
NPFGC
5.00%, 11/15/21	3,000	3,327,840
NPFGC Series C
5.00%, 11/15/19	680	762,219

New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/26-3/15/27	11,000	11,808,230
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,312,600
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AMBAC Series 05B
5.00%, 4/01/21	7,500	8,017,200
NPFGC-RE Series 05B
5.00%, 4/01/17	12,750	14,222,753
New York St UDC
Series 02A
5.25%, 3/15/32 (Prerefunded/ETM)	3,945	4,329,361
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport)
NPFGC
5.625%, 4/01/29	2,500	2,424,275
Onondaga Cnty NY IDA (Anheuser-Busch Companies, Inc.)
Series 99
6.25%, 12/01/34	2,000	2,003,920
Onondaga Cnty NY IDA (Bristol-Myers Squibb)
5.75%, 3/01/24	4,000	4,368,280
Onondaga Cnty NY IDA (Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	1,000	874,380
Sachem NY CSD GO
NPFGC-RE
5.00%, 10/15/21-10/15/22	5,415	5,947,344
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	925	802,317
Spencerport NY USD GO
NPFGC Series 02
5.00%, 6/15/21 (Prerefunded/ETM)	2,500	2,655,150
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 03A-1
5.50%, 6/01/14	1,290	1,291,535
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/24-11/15/26	16,715	17,790,795
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,175	977,095
Yonkers NY IDA (Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	700	704,697

		443,461,901

Arizona - 0.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	935	711,619
Goodyear AZ IDA (Litchfield Park Svc Company)
Series 01
6.75%, 10/01/31	1,000	955,080

		1,666,699

California - 0.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	2,110	2,297,811

Florida - 1.6%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	5,500	5,206,355
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (c)(d)	1,075	345,129
Series 02B
6.625%, 5/01/33 (c)(d)	460	147,724
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	800	723,840
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	935	739,277
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,380	2,125,887

		9,288,212

Georgia - 0.1%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	455,820

Guam - 0.1%
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25 (Prerefunded/ETM)	500	508,265

Illinois - 0.2%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	1,335	1,105,514

Nevada - 0.2%
Clark Cnty NV SID No.142 (Clark Cnty NV SID No.142 Mtns Edg)
Series 03
6.10%, 8/01/18	1,420	1,375,284

New Jersey - 1.2%
Port Authority of NY & NJ (JFK Airport Intl Arrival Term)
NPFGC Series 97-6
5.75%, 12/01/22	6,820	6,734,204

Ohio - 0.2%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	1,200	1,070,652

Puerto Rico - 9.1%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,085	2,113,252
5.375%, 7/01/24	5,225	5,426,999
Series 08WW
5.375%, 7/01/23	405	421,228
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded/ETM)	10,000	11,184,200
Puerto Rico GO
5.25%, 7/01/23	1,600	1,593,824
5.50%, 8/01/28	15,000	15,458,400
Series 01A
5.50%, 7/01/19	915	948,965
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	522,035
Puerto Rico HFA MFHR
5.00%, 12/01/20	1,795	1,851,596
5.00%, 12/01/20 (Prerefunded/ETM)	3,420	3,884,094
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,495	1,504,912
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01A
5.20%, 12/01/33	1,690	1,695,239
Puerto Rico Mun Fin Agy (Puerto Rico GO)
Series 05A
5.25%, 8/01/23	935	935,439
Univ of Puerto Rico
5.00%, 6/01/22	255	248,571
Series 06Q
5.00%, 6/01/20	4,225	4,157,823

		51,946,577

Texas - 3.3%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	7,940	8,296,109
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
Series 2007
5.00%, 4/01/24	10,000	10,876,400

		19,172,509

Virginia - 0.5%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	187	186,961
Broad Street CDA VA
Series 03
7.50%, 6/01/33	2,680	2,404,496

		2,591,457

Total Long-Term Municipal Bonds (cost $529,388,319)		541,674,905

Short-Term Municipal Notes - 3.9%
New York - 3.9%
Long Island Pwr Auth NY
0.20%, 5/01/33 (e)	700	700,000
Metropolitan Trnsp Auth NY
Series G-2
0.20%, 11/01/26 (e)	700	700,000
New York NY GO
0.21%, 8/01/17-8/01/20 (e)	3,400	3,400,000
New York NY Trnsl Fin Auth
0.19%, 11/01/22-5/01/28 (a)	8,500	8,500,000
0.21%, 11/01/22 (a)	2,130	2,130,000
Series 02-Subserv 3E
0.21%, 8/01/31 (a)	800	800,000
Series B
0.21%, 2/01/31 (e)	4,700	4,700,000
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
0.18%, 12/01/35 (e)	400	400,000
0.19%, 12/01/35 (e)	400	400,000
New York St Dormitory Auth (Univ of Rochester)
Series 2008
0.21%, 7/01/31 (e)	800	800,000

Total Short-Term Municipal Notes (cost $22,530,000)		22,530,000

Total Investments - 98.5% (cost $551,918,319)		564,204,905
Other assets less liabilities - 1.5%		8,395,509

Net Assets - 100.0%		$572,600,414

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$2,200	1/25/26	SIFMA	*	4.108%	$205,956
JP Morgan Chase	4,500	6/15/15	3.777%		SIFMA *	(399,530)
Merrill Lynch	3,100	10/01/16	SIFMA	*	4.147%	340,102

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of January 31, 2010.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2010.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,018,103 and gross unrealized depreciation of investments was $(7,731,517), resulting in net unrealized appreciation of $12,286,586.

As of January 31, 2010, the Portfolio held 36.3% of net assets in insured bonds (of this amount 11.8% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SSA	-	Special Services Area
UDC	-	Urban Development Corporation
USD	-	Unified School District

AllianceBernstein Municipal Income Fund – New York Portfolio

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$541,674,905	$—	$541,674,905
Short-Term Municipal Notes	—	22,530,000	—	22,530,000

Total Investments in Securities	—	564,204,905	—	564,204,905

Other Financial Instruments*:
Assets	—	546,058	—	546,058
Liabilities	—	(399,530)	—	(399,530)

Total	$—	$564,351,433	$—	$564,351,433

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

California Portfolio

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.3%
California - 92.5%
Acalanes CA UHSD GO
AGM Series 05B
5.25%, 8/01/24	$5,000	$5,353,900
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	8,405	8,330,868
Bay Area Infra Fin Auth (California St Acceleration Nts)
NPFGC-RE
5.00%, 8/01/17	6,000	6,091,260
Bay Area Toll Auth CA
Series 2009F1
5.25%, 4/01/27	7,500	8,087,400
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	3,305	2,916,365
Butte-Glenn CCD CA GO
NPFGC Series 05B
5.00%, 8/01/25	3,620	3,733,885
California Dept Vets Aff SFMR
AMBAC Series 02A
5.35%, 12/01/27	22,320	22,345,222
California Dept Wtr Res Wtr
5.00%, 12/01/24	5,000	5,476,950
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,725	6,234,582
California Ed Fac Auth (California Clg of Arts)
Series 01
5.875%, 6/01/30	2,200	1,957,450
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21	990	1,011,730
Series 04
5.00%, 11/01/20	1,000	1,030,120
5.25%, 5/01/34	1,000	995,840

California GO
5.00%, 8/01/22-2/01/32	21,600	20,633,220
5.125%, 6/01/31	20	18,967
5.25%, 2/01/30-4/01/30	10,475	10,122,944
5.25%, 2/01/30 (Prerefunded/ETM)	45	49,180
5.30%, 4/01/29	5	4,929
5.30%, 4/01/29 (Prerefunded/ETM)	6,395	7,453,181
NPFGC
5.00%, 6/01/18	5,000	5,288,550
NPFGC Series 03
5.25%, 2/01/16	2,050	2,178,125
Series 03
5.25%, 2/01/24	3,500	3,542,245
California HFA MFHR (California HFA)
AMBAC Series 95A
6.25%, 2/01/37	1,235	1,239,681
California HFA SFMR (California HFA)
Series 99A-2
5.25%, 8/01/26	1,705	1,579,734
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series G
5.50%, 7/01/25	3,180	3,229,004
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,500	2,480,200
California Hlth Fac Fin Auth (Lucile Packard Children’s Hosp)
AMBAC Series 03C
5.00%, 8/15/21	3,365	3,445,827
California Infra & Eco Dev Bk (Kaiser Permanente)
Series 01A
5.55%, 8/01/31	18,000	18,221,760
California Poll Cntl Fin Auth (Pacific Gas & Electric Company)
NPFGC Series 96A
5.35%, 12/01/16	15,500	15,952,290
California Poll Cntl Fin Auth (Southern CA Edison Company)
NPFGC Series 99C
5.55%, 9/01/31	7,950	7,384,437
California Poll Cntl Fin Auth (Tracy Material Recovery)
ACA Series 99A
5.70%, 8/01/14	3,670	3,615,721

California Pub Wks Brd (CA Lease Mental Hlth Coalinga)
Series 04A
5.50%, 6/01/22-6/01/23	6,790	6,833,880
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	4,270	3,719,682
California Pub Wks Brd (Univ of California Lease)
Series 04F
5.00%, 11/01/26	8,065	8,231,542
Series 05C
5.00%, 4/01/23	3,130	3,228,814
California Rural Home Mtg
Series 00B
6.25%, 12/01/31	70	70,887
Series 00D
6.00%, 12/01/31	195	195,470
California State Univ
AMBAC Series A
5.00%, 11/01/19	6,025	6,365,533
NPFGC-RE Series 03A
5.00%, 11/01/22	6,000	6,180,480
California Statewide CDA (Saint Mark’s School)
Series 01
6.75%, 6/01/28	2,345	2,362,705
California Statewide CDA (San Diego Space/Sci Fdtn)
Series 96
7.50%, 12/01/16	1,860	1,889,500
California Statewide CDA MFHR (Highland Creek Apts)
Series 01K
5.40%, 4/01/34	5,745	5,845,595
California Statewide CDA MFHR (Santa Paula Village Apts)
Series 98D
5.43%, 5/01/28	2,035	2,035,631
Capistrano CA USD GO
AGM Series 01B
Zero Coupon, 8/01/25	8,000	3,097,120
NPFGC-RE Series 00A
6.00%, 8/01/24	1,550	1,592,113
Castaic Lake CA Wtr Agy
AMBAC Series 04A
5.00%, 8/01/16-8/01/18	4,325	4,580,220
NPFGC Series 01A
5.20%, 8/01/30	1,625	1,641,217

Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B)
AMBAC Series 01B
5.25%, 9/01/30	4,960	4,516,973
Chino Hills CA CFD #10 (Chino Hls CA CFD #10 Fairfield)
Series 00
6.95%, 9/01/30	5,200	5,250,648
Coachella Valley CA USD COP
AMBAC
5.00%, 9/01/23	2,500	2,456,400
Commerce CA Jt Pwrs Fin Auth (Commerce CA Lease Cmnty Ctr)
XLCA Series 04
5.00%, 10/01/34	2,015	1,557,152
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen)
Series 98
5.875%, 9/01/23	5,680	5,130,006
E CA Mun Wtr Dist CFD #2001-01A
Series 02
6.40%, 9/01/32	3,550	3,169,546
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj)
RADIAN Series 05A
5.00%, 10/01/25	5,070	4,414,855
El Centro CA Fin Auth (El Centro Reg Med Center)
Series 01
5.375%, 3/01/26	18,000	17,704,440
Encinitas Ranch CA Golf Auth
Series 04
5.50%, 9/01/23-9/01/24	1,110	967,617
5.60%, 9/01/26	1,000	857,730
Fontana CA CFD #11 (Fontana CA CFD #11 Hertg W End)
Series B
6.50%, 9/01/28	8,250	7,857,135
Fontana CA Pub Fin Auth (North Fontana CA Redev Area)
AMBAC Series 03A
5.50%, 9/01/32	5,200	4,960,748
Franklin-Mckinley USD CA GO
AGM Series 02B
5.00%, 8/01/27 (Prerefunded/ETM)	700	797,734
Fremont CA USD GO
AGM Series 05B
5.00%, 8/01/26	1,745	1,818,936
Fresno CA Jt Pwrs Fin Auth (Fresno CA Lease Cap Proj)
XLCA Series 04A
5.25%, 10/01/21-10/01/24	3,425	3,487,813
5.375%, 10/01/17	1,315	1,388,259

Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	3,250	3,028,155
Gilroy CA USD GO
NPFGC-RE
5.00%, 8/01/27	1,500	1,518,675
Golden St Tobacco Sec CA
RADIAN Series 03
5.50%, 6/01/43 (Prerefunded/ETM)	1,400	1,588,412
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc)
AGM Series 04A
5.25%, 9/01/17	1,000	1,070,640
Jurupa CA USD GO
NPFGC-RE Series 04
5.00%, 8/01/22	1,340	1,354,968
Kaweah Delta CA Hlthcare
NPFGC Series 04
5.25%, 8/01/25	1,320	1,322,614
Kaweah Delta CA Hlthcare Dist
NPFGC Series 04
5.25%, 8/01/26	2,460	2,451,931
LA Verne CA CFD #88-1
Series 98
5.875%, 3/01/14	3,390	3,391,593
Lammersville CA SD CFD #2002
Series 02
6.375%, 9/01/32	4,250	3,914,462
Lancaster CA Redev Agy (Lancaster CA Redev Tax Incr)
XLCA Series 04
5.00%, 12/01/23	2,995	2,897,169
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	2,000	1,845,520
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
AMBAC Series 01
5.25%, 11/01/30	6,500	5,739,760
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/17	2,565	2,531,860
5.10%, 3/01/19	1,350	1,308,946
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	8,517,559

Los Angeles CA Dept W&P Pwr
AMBAC
5.00%, 7/01/24	5,250	5,597,550
Los Angeles CA Harbor Dept
5.00%, 8/01/26	21,450	22,558,965
Los Angeles CA MFHR (Park Plaza West Apts)
5.50%, 1/20/43	5,000	4,939,850
Los Angeles CA USD GO
AMBAC Series B
5.00%, 7/01/19-7/01/21	13,685	14,711,597
Manteca CA USD GO
AGM Series 04
5.25%, 8/01/22 (Prerefunded/ETM)	1,390	1,630,275
Marin CA Muni Wtr Dist
AMBAC Series 04
5.25%, 7/01/20	3,040	3,094,872
Murrieta Vly CA USD GO
AGM Series 05B
5.125%, 9/01/29	1,500	1,519,155
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
AMBAC Series 05
5.00%, 3/01/26	1,900	1,754,289
RADIAN Series 04
5.00%, 3/01/24	3,060	2,689,495
Oakland CA USD GO
NPFGC Series 05
5.00%, 8/01/25	7,455	7,089,705
NPFGC-RE
5.00%, 8/01/22	8,975	8,852,043
Ontario CA AD #107 (Ontario CA AD #107 CA Comm Ctr)
7.70%, 9/02/10	880	897,213
Ontario CA COP
NPFGC Series 04
5.25%, 7/01/21	1,700	1,770,431
Orange Cnty CA COP
AMBAC
6.00%, 6/01/21 (Prerefunded/ETM)	945	1,112,908
Palm Springs CA COP
Series 91B
Zero Coupon, 4/15/21 (Prerefunded/ETM)	37,500	24,171,000
Palmdale CA Wtr Dist
NPFGC-RE Series 04
5.00%, 10/01/24	1,775	1,792,502
Pittsburg CA Redev Agy (Los Medanos Cmnty Dev Proj)
NPFGC Series 03A
5.00%, 8/01/21	6,410	6,365,771

Placentia-Yorba Linda CA USD GO (Placentia-Yorba Linda USD CA GO)
NPFGC-RE Series 06
5.00%, 10/01/27	4,200	4,333,308
Port of Oakland CA
NPFGC-RE
5.375%, 11/01/27 (Prerefunded/ETM)	280	309,459
NPFGC-RE Series L
5.375%, 11/01/27	2,220	2,125,583
Poway CA Redev Agy (Poway CA Redev Spl Tax Paguay)
AMBAC Series 01
5.375%, 12/15/31	5,680	5,054,348
Rancho Cordova CA COP
XLCA Series 05
5.00%, 2/01/24 (Prerefunded/ETM)	2,645	3,057,144
Redding CA Elec Sys COP
NPFGC Series 92A
11.511%, 7/01/22 (Prerefunded/ETM) (a)(b)	1,365	1,829,291
Riverside CA CCD GO
NPFGC Series 04A
5.25%, 8/01/25-8/01/26 (Prerefunded/ETM)	1,980	2,317,531
NPFGC Series C
5.00%, 8/01/25	1,720	1,796,437
Riverside Cnty CA PFA (Riverside Cnty CA Tax Alloc)
XLCA Series 04
5.00%, 10/01/23	1,955	1,831,444
Riverside Cnty CA Pub Fin Auth (Riverside Cnty CA Tax Alloc)
XLCA Series 04
5.00%, 10/01/35	2,475	1,989,504
Riverside Cnty CA Redev Agy
AMBAC Series 01
5.125%, 10/01/35 (Prerefunded/ETM)	2,500	2,737,950
5.25%, 10/01/35 (Prerefunded/ETM)	2,500	2,743,100
Rocklin CA USD CFD #1
NPFGC Series 04
5.00%, 9/01/25	1,000	968,410
Roseville CA CFD #1
Series 99-A
5.80%, 9/01/17	6,050	6,100,396
Roseville CA HSD GO (Roseville CA gt UHSD GO)
Series 01E
5.25%, 8/01/26	2,435	2,516,743
Sacramento CA Mun Util Dist
NPFGC Series 03S
5.00%, 11/15/17	5,000	5,290,600

NPFGC Series 04R-289-2
5.00%, 8/15/17	10,000	10,545,400
Sacramento CA USD GO
AGM Series 04D
5.25%, 7/01/21-7/01/23	8,525	8,916,063
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts)
Series 00B
6.00%, 2/01/33	5,300	5,377,327
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts)
Series 00H
5.70%, 3/01/34	2,875	2,955,184
San Bernardino CA SFMR
Series 01-A1
6.35%, 7/01/34 (c)	455	460,715
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	4,750	4,318,082
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,635	1,603,199
San Diego CA Hsg Auth MFHR
Series 98C
5.25%, 1/20/40	6,105	5,951,948
San Diego CA Hsg Auth MFHR (Vista La Rosa Apts)
Series 00A
6.00%, 7/20/41	10,230	10,370,356
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	3,240	3,449,868
San Diego Cnty CA COP (San Diego Cnty CA COP Bishop)
Series 04A
5.50%, 9/01/44	5,000	4,630,200
San Diego Cnty CA Wtr Auth COP
AGM Series A
5.00%, 5/01/27	3,500	3,662,225
San Francisco City/Cnty CA Arpt Commn (SFO Fuel Co. LLC)
AGM Series 00A
6.125%, 1/01/27	1,480	1,478,372
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20 (Prerefunded/ETM)	20,000	14,031,400
Zero Coupon, 1/01/21 (Prerefunded/ETM)	20,000	13,352,400
Zero Coupon, 1/01/23 (Prerefunded/ETM)	25,000	15,037,000

San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
NPFGC Series A
Zero Coupon, 1/15/36	47,415	5,940,151
San Jose CA Redev Agy (San Jose CA Redev Merged Proj)
NPFGC Series 04A
5.25%, 8/01/19	5,000	5,108,200
San Mateo Cnty CA CCD COP
NPFGC Series 04
5.25%, 10/01/20 (Prerefunded/ETM)	2,870	3,355,518
Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	5,609,844
Santa Margarita CA WD CFD #99-1
6.25%, 9/01/29	8,420	8,424,463
Semitropic Wtr Dist CA
XLCA Series 04A
5.50%, 12/01/23	1,640	1,755,850
South Gate CA Pub Fin Auth (South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	1,800	1,613,304
Southern CA Pub Pwr Auth
5.00%, 7/01/23	3,200	3,455,200
Southwestern CA CCD GO
NPFGC Series 05
5.00%, 8/01/24	1,000	1,056,830
Stockton CA PFA (Stockton CA Redev Projs)
RADIAN Series 06A
5.00%, 9/01/17	2,285	2,223,145
Stockton CA Pub Fin Auth (Stockton CA Redev Projs)
RADIAN Series 06A
5.00%, 9/01/21	2,775	2,558,716
Tejon Ranch CA Pub Fac Fin CFD #1
Series 00A
7.20%, 9/01/30	9,810	9,865,328
Series 03
6.125%, 9/01/27	1,000	945,000
6.20%, 9/01/33	2,375	2,179,727
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 05B
5.00%, 6/01/24	3,365	3,489,202
Univ of California
AGM Series 05B
5.00%, 5/15/24	5,000	5,192,750
Series K
5.00%, 5/15/21	5,525	5,964,514

West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	4,903,432

		682,023,994

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,325	1,008,444

Florida - 0.1%
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (d)(e)	1,535	492,812
Series 02B
6.625%, 5/01/33 (d)(e)	655	210,346

		703,158

Nevada - 0.3%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/22	2,595	2,478,173

Puerto Rico - 6.3%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series A
5.00%, 7/01/17	10,730	10,840,841
Puerto Rico GO
5.25%, 7/01/23	3,000	2,988,420
5.50%, 8/01/28	21,000	21,641,760
Series 01A
5.50%, 7/01/19	1,880	1,949,786
Series 03A
5.25%, 7/01/23	800	803,920
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	522,035
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	296,956
Univ of Puerto Rico
5.00%, 6/01/18	4,930	4,932,317
Series 06Q
5.00%, 6/01/19	2,490	2,471,524

		46,447,559

Total Investments - 99.3% (cost $720,557,988) (f)		732,661,328
Other assets less liabilities - 0.7%		5,017,721

Net Assets - 100.0%		$737,679,049

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citigroup	$6,500	1/25/26	SIFMA	*	4.108%		$608,506
Merrill Lynch	2,800	10/01/16	SIFMA	*	4.147%		307,189
Merrill Lynch	3,100	10/21/16	SIFMA	*	4.128%		329,762
Merrill Lynch	14,500	7/30/26	4.090%		SIFMA	*	(1,462,347)
Merrill Lynch	10,200	8/09/26	4.063%		SIFMA	*	(975,243)
Merrill Lynch	15,000	11/15/26	4.377%		SIFMA	*	(2,018,424)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of January 31, 2010.
(b)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2010.
(d)	Security is in default and is non-income producing.
(e)	Illiquid security.
(f)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,416,752 and gross unrealized depreciation of investments was $(21,313,412), resulting in net unrealized appreciation of $12,103,340.

As of January 31, 2010, the Portfolio held 45.7% of net assets in insured bonds (of this amount 6.4% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
HSD	-	High School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified School District

AllianceBernstein Municipal Income Fund – California Portfolio

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$732,661,328	$—	$732,661,328

Total Investments in Securities	—	732,661,328	—	732,661,328
Other Financial Instruments*:
Assets	—	1,245,457	—	1,245,457
Liabilities	—	(4,456,014)	—	(4,456,014)

Total	$—	$729,450,771	$—	$729,450,771

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund

High Income Municipal Portfolio

Portfolio of Investments

January 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 60.9%
Long-Term Municipal Bonds - 14.1%
Arizona - 1.9%
Salt Verde Fin Corp. Gas
Series 2007
5.00%, 12/01/37	$235	$199,609

California - 4.4%
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series G
5.50%, 7/01/25	200	203,082
Golden St Tobacco Sec CA (Golden St Tob Securitization)
Series A-1
5.75%, 6/01/47	320	243,133

		446,215

New Jersey - 3.4%
New Jersey EDA (Continental Airlines)
Series 1999
6.25%, 9/15/19	375	351,038

New York - 3.4%
New York NY IDA (New York NY Ind Dev Auth)
Series 2005
7.50%, 8/01/16	350	346,822

Ohio - 1.0%
Buckeye OH Tob Stlmnt Fin Auth
Series A-2
5.875%, 6/01/30	115	98,304

Total Long-Term Municipal Bonds (cost $1,444,957)		1,441,988

Short-Term Municipal Notes - 46.8%
Alaska - 3.9%
Valdez AK Marine Terminal (BP Amoco)
Series 03B
0.18%, 7/01/37 (a)	400	400,000

California - 3.9%
California Ed Fac Auth (Chapman Univ)
Series 2008 A
0.18%, 10/01/36 (a)	400	400,000

Connecticut - 3.9%
Connecticut Hlth & Ed Fac Auth (Greater Hartford YMCA)
Series B
0.18%, 7/01/38 (a)	400	400,000

Florida - 7.8%
Pinellas Cnty FL Hlth Fac Auth (Baycare Health System)
Series 2009 A-1
0.20%, 11/01/38 (a)	400	400,000
Sarasota Cnty FL Pub Hosp Dist (Sarasota Memorial Hospital)
Series 2008 A
0.18%, 7/01/37 (a)	400	400,000

		800,000

Illinois - 3.9%
Quincy IL Hosp (Blessing Hospital)
Series 2008
0.18%, 11/15/29 (a)	400	400,000

Iowa - 3.9%
Iowa Finance Auth (Iowa Hlth Sys)
Series 2009A
0.20%, 2/15/35 (a)	400	400,000

Massachusetts - 3.9%
Massachusetts GO
Series 00B
0.17%, 12/01/30 (a)	400	400,000

Mississippi - 3.9%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009 F
0.16%, 12/01/30 (a)	400	400,000

Texas - 7.8%
Houston TX Hgr Ed Fin Corp. (Rice University)
Series 2008 A
0.20%, 5/15/48 (a)	400	400,000
Lower Neches Valley Auth TX (Exxon Mobil Corporation)
Series A-2
0.18%, 8/01/22 (a)	400	400,000

		800,000

Vermont - 3.9%
Vermont Ed & Hlth Bldg Fin Agy (Brattleboro Mem Hosp)
Series 2008 A
0.21%, 10/01/28 (a)	400	400,000

Total Short-Term Municipal Notes (cost $4,800,000)		4,800,000

Total Investments - 60.9% (cost $6,244,957) (b)		6,241,988
Other assets less liabilities - 39.1%		4,009,401

Net Assets - 100.0%		$10,251,389

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(b)	As of January 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2 and gross unrealized depreciation of investments was $(2,971), resulting in net unrealized depreciation of $(2,969).

Glossary:

EDA GO IDA	- - -	Economic Development Agency General Obligation Industrial Development Authority/Agency

AllianceBernstein Municipal Income Fund – High Income Municipal Portfolio

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$1,441,988	$—	$1,441,988
Short-Term Municipal Notes	—	4,800,000	—	4,800,000

Total Investments in Securities	—	6,241,988	—	6,241,988
Other Financial Instruments*	—	—	—	—

Total	$—	$6,241,988	$—	$6,241,988

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2010